Commitments, Contingent Liabilities and Liens (Tables)	12 Months Ended
Dec. 31, 2014
Commitments, Contingent Liabilities and Liens [Abstract]
Schedule of Operating Lease Annual Payments

	Operatin Facility	Operatin Car	Operatin Network

	Leases	Leases	Leases	Total

2015	1,011	407	47,626	49,044
2016	781	157	31,151	32,089
2017	745	21	19,227	19,993
2018	748	-	8,776	9,524
2019 and thereafter	2,170	-	1,166	3,336
Total	5,455	585	107,946	113,986

Schedule of Amounts of Guarantees
	December 31	December 31
	2013	2014

Guarantees provided by the banks to third parties	2,800	2,014